Note 8 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revolving credit facility	$ 113,801
Senior Notes	150,000
Capital leases maturing at various dates through 2022	2,109
Other long-term debt maturing at various dates up to 2023	3,715
	269,625
Less: current portion	2,751	$ 1,043
Long-term debt - non-current	$ 266,874	$ 249,866